Parent Company Only Condensed Financial Information	12 Months Ended
Dec. 31, 2021
Parent Company Only Condensed Financial Information
Parent Company Only Condensed Financial Information

28. Parent Company Only Condensed Financial Information

The following condensed parent company financial information of Secoo Holding Limited has been prepared using the same accounting policies as set out in the accompanying consolidated financial statements.

The parent company records its investment in its subsidiaries, the VIEs and their subsidiaries under the equity method of accounting as prescribed in ASC323, Investments - Equity Method and Joint Ventures. Such investments are presented on the condensed balance sheets as “Investments in subsidiaries”, and their respective income as “Share of income from subsidiaries” on the condensed statements of comprehensive income (loss).

As of December 31, 2021, there were no material contingencies, significant provisions of long term obligations, mandatory dividend or redemption requirements of redeemable stocks or guarantees of Secoo Holding Limited, except for those which have been separately disclosed in the consolidated financial statements.

(a)	Condensed Balance Sheets

	As of December 31,
	2020	2021
	RMB	RMB
Assets
Current assets
Cash	759	22
Prepayments and other current assets	3,524	5,137
Total current assets	4,283	5,159

Non-current assets
Investments in subsidiaries	3,532,139	3,112,217
Investment in equity investees	40,633	15,939
Other non-current assets	1,373	528
Total non-current assets	3,574,145	3,128,684
Total assets	3,578,428	3,133,843

LIABILITIES
Current liabilities
Accrued expenses and other current liabilities	21,472	4,461
Income tax payable	743	744
Total current liabilities	22,215	5,205

Non-current liabilities
Long-term borrowings	1,128,004	1,348,046
Long-term liabilities	109,493	—
Total non-current liabilities	1,237,497	1,348,046
Total liabilities	1,259,712	1,353,251

Shareholders’ Equity

Class A ordinary shares (US$0.001 par value, 150,000,000 shares authorized including Class A shares and Class B shares, 29,272,306 shares issued and 28,754,852 shares outstanding as of December 31, 2020 and 2021)	198	198
Class B ordinary shares (US$0.001 par value, 150,000,000 shares authorized including Class A shares and Class B shares, 6,571,429 shares issued and outstanding as of December 31, 2020 and 2021; each Class B ordinary shares is convertible into one Class A ordinary share)	41	41
Treasury shares (517,454 Class A ordinary shares as of December 31, 2020 and 2021, at cost)	(71,018)	(71,018)
Additional paid-in capital	3,560,008	3,558,821
Accumulated losses	(1,206,436)	(1,772,189)
Other comprehensive income	35,923	64,739
Total shareholders’ equity	2,318,716	1,780,592

Total liabilities and shareholders’ equity	3,578,428	3,133,843

28. Parent Company Only Condensed Financial Information (Continued)

(b)	Condensed Statements of comprehensive income (loss)

	For the Year Ended December 31,
	2019	2020	2021
	RMB	RMB	RMB
Operating expenses	(8,010)	(10,140)	(35,522)

Loss from operations	(8,010)	(10,140)	(35,522)

Other income (expenses):
Interest income	18,154	90,197	46,382
Interest expenses	(111,033)	(117,149)	(131,694)
Change in fair value of financial instruments	23,226	—	—
Others	1,737	1,314	1,233
Share of income (loss) from subsidiaries	230,349	(34,064)	(445,408)
Income (loss) before income tax	154,423	(69,842)	(565,009)
Income tax expenses	—	(2,522)	(744)
Net income (loss)	154,423	(72,364)	(565,753)
Net income (loss) attributable to ordinary shareholders of Secoo Holding Limited	154,423	(72,364)	(565,753)

Other comprehensive (loss) income
Foreign currency translation adjustments	(20,127)	62,423	28,816

Total other comprehensive (loss) income, net of tax	(20,127)	62,423	28,816

Comprehensive income (loss)	134,296	(9,941)	(536,937)

(c)	Condensed Statements of Cash Flows

	For the Year Ended December 31,
	2019	2020	2021
	RMB	RMB	RMB
Net cash used in operating activities	(44,418)	(57,727)	(728)
Net cash used in investing activities	(118,794)	(625,722)	—
Net cash provided by financing activities	—	703,774	—
Effect of exchange rate changes on cash	775	(19,658)	(9)
Net (decrease) increase in cash	(162,437)	667	(737)
Cash at the beginning of the year	162,529	92	759
Cash at the end of the year	92	759	22